Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 9,139	£ 8,108	£ 6,557
Adjustment for non-cash items:
Credit impairment charges		2,279	1,982	1,881
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		1,776	1,734	2,147
Other provisions, including pensions		760	500	482
Net loss on disposal of investments and property, plant and equipment		52	20	11
Other non-cash movements, including exchange rate movements		6,187	2,384	10,729
Changes in operating assets and liabilities
Net decrease in cash collateral and settlement balances		1,390	2,391	1,165
Net (increase)/decrease in loans and advances at amortised cost		(17,403)	284	10,947
Net increase in reverse repurchase agreements and other similar secured lending		(12,888)	(2,140)	(1,818)
Net increase/(decrease) in deposits at amortised cost		24,950	14,952	(6,958)
Net increase/(decrease) in debt securities in issue		20,925	(9,978)	(19,640)
Net (decrease)/increase in repurchase agreements and other similar secured borrowing		(14,245)	(2,186)	14,549
Net decrease/(increase) in derivative financial instruments		2,464	(7,303)	5,968
Net (increase)/decrease in trading portfolio assets		(23,608)	8,152	(40,792)
Net increase/(decrease) in trading portfolio liabilities		829	(1,761)	(14,255)
Net increase/(decrease) in financial assets and liabilities at fair value through the income statement		18,761	(2,408)	32,819
Net increase in other assets		(158)	(4,040)	(1,521)
Net increase/(decrease) in other liabilities		(1,078)	(2,295)	(2,362)
Corporate income tax paid		(1,393)	(1,283)	(836)
Net cash from operating activities		18,739	7,113	(927)
Cash flows from (used in) investing activities [abstract]
Purchase of debt securities at amortised cost		(19,215)	(28,945)	(19,977)
Proceeds from redemption or sale of debt securities at amortised cost		17,889	17,505	7,332
Purchase of financial assets at fair value through other comprehensive income		(50,511)	(80,980)	(66,415)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		55,057	73,819	59,756
Purchase of property, plant and equipment and investment in intangibles		(1,859)	(1,574)	(1,718)
Disposal/(Acquisition) of business		0	(460)	(2,415)
Other cash flows associated with investing activities	[1]	234	2,749	23
Net cash from investing activities		1,595	(17,886)	(23,414)
Cash flows from (used in) financing activities [abstract]
Dividends paid and other coupon payments on equity instruments		(2,251)	(2,261)	(2,259)
Issuance of subordinated liabilities		1,772	1,870	1,523
Redemption of subordinated liabilities		(727)	(476)	(2,239)
Issue of shares and other equity instruments		3,869	1,684	3,251
Repurchase of shares and other equity instruments		(5,644)	(4,525)	(4,750)
Issuance of debt securities	[2]	11,326	12,144	9,836
Redemption of debt securities	[2]	(5,459)	(7,143)	(6,252)
Capital contribution		(40)	0	0
Net purchase of treasury shares		(590)	(509)	(499)
Net cash from financing activities		2,256	784	(1,389)
Effect of exchange rates on cash and cash equivalents		(1,738)	(2,407)	(5,053)
Net increase/(decrease) in cash and cash equivalents		20,852	(12,396)	(30,783)
Cash and cash equivalents at beginning of year		235,611	248,007	278,790
Cash and cash equivalents at end of year		256,463	235,611	248,007
Cash and cash equivalents comprise:
Cash and balances at central banks		229,752	210,184	224,634
Loans and advances to banks with original maturity of three months or less		7,354	7,230	6,639
Cash collateral balances with central banks with original maturity of three months or less		17,375	16,650	15,450
Treasury and other eligible bills with original maturity of three months or less		1,982	1,547	1,284
Cash and cash equivalents at end of year		£ 256,463	£ 235,611	£ 248,007

[1]	This primarily relates to the net proceeds from sale of Entercard for 2025 and Italian retail mortgage portfolio for 2024
[2]	Issuance of debt securities and redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments that came into effect during 2019.  Refer to Note 1, paragraph 4(v), for further details.